Intangible Assets - Summary of Information For Cash-Generating Units (Detail)	12 Months Ended
	Dec. 31, 2022
Vietnam marketplace [Member]
Disclosure of information for cash-generating units [line items]
Growth rate	6.00%	[1]
Discount rate	23.00%	[2]
Malaysia marketplace [Member]
Disclosure of information for cash-generating units [line items]
Growth rate	4.00%	[1]
Discount rate	16.20%	[2]
Bottom of range [member] | Vietnam marketplace [Member]
Disclosure of information for cash-generating units [line items]
Revenue growth rate	18.00%	[3]
Bottom of range [member] | Others [Member]
Disclosure of information for cash-generating units [line items]
Revenue growth rate	4.00%	[3]
Growth rate	3.00%	[1]
Discount rate	14.50%	[2]
Bottom of range [member] | Malaysia marketplace [Member]
Disclosure of information for cash-generating units [line items]
Revenue growth rate	20.00%	[3]
Top of range [member] | Vietnam marketplace [Member]
Disclosure of information for cash-generating units [line items]
Revenue growth rate	38.00%	[3]
Top of range [member] | Others [Member]
Disclosure of information for cash-generating units [line items]
Revenue growth rate	234.00%	[3]
Growth rate	5.50%	[1]
Discount rate	23.10%	[2]
Top of range [member] | Malaysia marketplace [Member]
Disclosure of information for cash-generating units [line items]
Revenue growth rate	36.00%	[3]

[1]	Weighted average growth rate used to extrapolate cash flows beyond the budget period
[2]	Pre-tax discount rate applied to the pre-tax cash flow projections
[3]	Budgeted revenue growth rate